Risk (Details) - Schedule of sensitivity analysis	12 Months Ended
Dec. 31, 2022 EUR (€)
Euro weakens against U.S. dollars [Member]
Risk (Details) - Schedule of sensitivity analysis [Line Items]
Conversion rate	1.1733
Profit/(loss)	€ (1,066,671)
carrying amount	€ 10,666,707
Euro strengths against U.S. dollars [Member]
Risk (Details) - Schedule of sensitivity analysis [Line Items]
Conversion rate	0.9599
Profit/(loss)	€ 1,303,709
carrying amount	€ 13,037,087